Employee compensation and benefits - Benefits expected to be paid from plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 145
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years 3 months 18 days	17 years 4 months 24 days
Pension Plan | Principal plan | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,444
Pension Plan | Principal plan | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,491
Pension Plan | Principal plan | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,542
Pension Plan | Principal plan | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,592
Pension Plan | Principal plan | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,644
Pension Plan | Principal plan | 2027-2031
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 9,070
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years 8 months 12 days	13 years 6 months
Pension Plan | Other plans | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 474
Pension Plan | Other plans | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	473
Pension Plan | Other plans | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	460
Pension Plan | Other plans | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	459
Pension Plan | Other plans | 2026
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	453
Pension Plan | Other plans | 2027-2031
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,325